Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current tax expense	$ 2,382	$ 1,860	$ 721
Deferred tax (recovery) expense	(4)	(3,231)	563
Total tax (benefit) expense	$ 2,378	$ (1,371)	$ 1,284